Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Leases Abstract
Schedule of right of use

	December 31, 2022	Additions and contract modifications	Depreciation	Transfer to asset held for sale	Translation adjustment	December 31, 2023
Ports	657	24	(59)	-	6	628
Vessels	453	4	(42)	-	-	415
Pelletizing plants	204	24	(51)	-	16	193
Properties	87	12	(25)	-	6	80
Energy plants	39	-	(5)	-	-	34
Equipment and Installment of mining	15	10	(8)	(8)	-	9
Total	1,455	74	(190)	(8)	28	1,359

Schedule of lease liabilities

	December 31, 2022	Additions and contract modifications	Payments (i)	Interest	Transfer to liabilities held for sale	Translation adjustment	December 31, 2023
Ports	690	24	(66)	31	-	3	682
Vessels	441	4	(63)	15	-	-	397
Pelletizing plants	222	24	(64)	9	-	16	207
Properties	105	12	(27)	4	-	8	102
Energy plants	52	-	(6)	3	-	-	49
Mining equipment	21	10	(7)	-	(9)	-	15
Total	1,531	74	(233)	62	(9)	27	1,452
Current liabilities	182						197
Non-current liabilities	1,349						1,255
Total	1,531						1,452

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$112 recorded in the income statement for the year ended December 31, 2023, (2022:US$ 367).

Schedule of summary of annual minimum payments related

	2024	2025	2026	2027	2028 onwards	Total	Remaining term (years)	Discount rate
Ports	70	69	56	43	737	975	3 to 20	4% to 5%
Vessels	60	59	54	53	292	518	2 to 10	3% to 4%
Pelletizing plants	60	50	17	17	115	259	1 to 10	2% to 6%
Properties	28	18	16	14	38	114	1 to 10	2% to 6%
Energy plants	10	10	6	5	46	77	1 to 7	5% to 6%
Mining equipment	8	4	2	-	-	14	1 to 5	3% to 6%
Total	236	210	151	132	1,228	1,957